Consolidated Statement Of Financial Position $ in Thousands, ₩ in Millions		Dec. 31, 2018 KRW (₩)	[1]	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 KRW (₩)
ASSETS
Cash and due from financial institutions		₩ 20,274,490		$ 18,218,529		₩ 19,817,825
Financial assets at fair value through profit or loss		50,987,847		45,817,358		0
Financial assets at fair value through profit or loss (under IAS 39)		0		0		32,227,345
Derivative financial assets		2,025,962		1,820,517		3,310,166
Loans at amortised cost		319,201,603		286,832,550		290,122,838
Financial investments		61,665,094		55,411,865		66,608,243
Investments in associates and joint ventures		504,932		453,729		335,070
Property and equipment		4,272,127		3,838,906		4,201,697
Investment property		2,119,811		1,904,849		848,481
Intangible assets		2,755,783		2,476,329		2,943,060
Net defined benefit assets		0		0		894
Current income tax assets		10,004		8,990		6,324
Deferred income tax assets		4,158		3,736		3,991
Assets held for sale		16,952		15,233		155,506
Other assets		15,749,535		14,152,432		16,204,169
Total assets	[2]	479,588,298		430,955,023		436,785,609
LIABILITIES
Financial liabilities at fair value through profit or loss		15,326,859		13,772,619		0
Financial liabilities at fair value through profit or loss (under IAS 39)		0		0		12,023,058
Derivative financial liabilities		2,901,247		2,607,042		3,142,765
Deposits		276,770,449		248,704,182		255,800,048
Debts		33,004,834		29,657,936		28,820,928
Debentures		53,278,697		47,875,902		44,992,724
Provisions		525,859		472,534		568,033
Net defined benefit liabilities		262,213		235,623		154,702
Current income tax liabilities		698,634		627,788		433,870
Deferred income tax liabilities		492,534		442,588		533,069
Insurance contract liabilities		33,412,949		30,024,665		31,801,275
Other liabilities		27,200,996		24,442,643		24,470,308
Total liabilities	[2]	443,875,271		398,863,522		402,740,780
TOTAL EQUITY
Share capital		2,090,558		1,878,562		2,090,558
Capital surplus		17,121,660		15,385,416		17,122,228
Accumulated other comprehensive income		177,806		159,775		537,668
Retained earnings		17,282,441		15,529,893		15,044,204
Treasury shares		(968,549)		(870,332)		(755,973)
Equity attributable to shareholders of the company		35,703,916		32,083,314		34,038,685
Non-controlling interests		9,111		8,187		6,144
Total equity		35,713,027	[3]	32,091,501	[3]	34,044,829
Total liabilities and equity		₩ 479,588,298		$ 430,955,023		₩ 436,785,609

[1]	The consolidated statement of financial position as of December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives as of December 31, 2017 has not been restated.
[2]	Assets and liabilities of the reporting segments are amounts before intra-segment transaction adjustment.
[3]	The consolidated statement of changes in equity for the year ended December 31, 2018 is prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2016 and 2017 has not been restated.